Newbuildings Newbuildings - Sevan Developer (Details) $ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2014 USD ($) option	Dec. 31, 2016 USD ($)	Apr. 27, 2017 USD ($)	Oct. 30, 2016 USD ($)	Oct. 15, 2016 USD ($)	Apr. 15, 2016 USD ($)	Dec. 31, 2015 USD ($)	Oct. 30, 2015 USD ($)
Property, Plant and Equipment [Line Items]
Purchase commitments		$ 4,098.0					$ 4,049.0
Sevan Drilling ASA
Property, Plant and Equipment [Line Items]
Purchase obligation, minimum deferred delivery period	12 months	12 months
Number of subsequent options in agreement | option	4
Purchase obligation, exercisable interval period	6 months	6 months
Purchase obligation, maximum deferred delivery period	36 months	36 months
Purchase obligation, percentage of contract price (as percent)		95.00%		95.00%
Purchase commitments		$ 480.0
Sevan Drilling
Property, Plant and Equipment [Line Items]
Purchase obligation, refund				$ 78.9	$ 26.3	$ 26.3		$ 26.3
Purchase obligation, refund (as percent)				15.00%	5.00%	5.00%		5.00%
Purchase obligation, amended amount		$ 499.7		$ 499.7
Purchase commitments	$ 526.0			$ 526.0
Sevan Drilling | Subsequent Event
Property, Plant and Equipment [Line Items]
Remaining refund amount			$ 26.3